Morgan, Lewis & Bockius LLP

One Federal Street

Boston, Massachusetts 02110

May 17, 2017

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Institutional Trust
Registration Statement on Form N-14
(File No. 811-6740)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Institutional Trust, a Maryland statutory trust (the “Trust”), we are hereby filing a combined information statement and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby all of the assets and liabilities of Institutional Shares of Western Asset Institutional Cash Reserves, a series of the Trust, will be transferred to Western Asset Institutional Liquid Reserves, also a series of the Trust, in exchange for corresponding Institutional Shares.

The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended. It is proposed that this filing will become effective on June 17, 2017 pursuant to Rule 488.

Please call the undersigned at (617) 951-8458 with any comments or questions relating to the filing.

Sincerely,

/s/ Jeremy B. Kantrowitz

Jeremy B. Kantrowitz